1996 ANNUAL REPORT

IDS Tax-Free Money Fund
(prospectus enclosed)

(icon of) shield with piggy bank enclosed

The goal of IDS Tax-Free Money Fund, Inc. is to provide as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.
PAGE 2
(icon of) shield with piggy bank enclosed

Stability without taxes

Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns. But there is an alternative - Tax-Free Money Fund. The interest it pays is generally free from federal taxes. The result: a cash reserve that can let you keep the tax-exempt income it earns.
PAGE 3
Contents

The purpose of this annual report is to tell investors how the Fund performed.

(Icon of) One open book inside of another.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                  4
From the portfolio manager                          4
Making the most of your Fund                        6
Independent auditors' report                        8
Financial statements                                9
Notes to financial statements                      12
Investments in securities                          18
IDS mutual funds                                   25
Federal income tax information                     29

1997 prospectus

The Fund in brief                                 3p
Goal                                              3p
Types of Fund investments and their risks         3p
Manager and distributor                           3p
Portfolio manager                                 3p

Sales charge and Fund expenses                    4p

Performance                                       5p
Financial highlights                              5p
Yield                                             5p

Investment policies and risks                     6p
Facts about investments and their risks           6p
Alternative investment option                     8p
Valuing Fund shares                               8p

How to purchase, exchange or redeem shares        9p
How to purchase shares                            9p
How to exchange shares                           12p
How to redeem shares                             13p

Special shareholder services                     18p
Services                                         18p
Quick telephone reference                        18p

Distributions and taxes                          19p
Dividend and capital gain distributions          19p
Reinvestments                                    19p
Taxes                                            20p
How to determine the correct TIN                 22p

PAGE 4
How the Fund is organized                        23p
Shares                                           23p
Voting rights                                    23p
Shareholder meetings                             24p
Board members and officers                       24p
Investment manager and transfer agent            26p
Distributor                                      27p

About American Express Financial Corporation     28p
General information                              28p

Appendix                                         29p
Tax-exempt vs. taxable income                    29p

(This annual report is not part of the prospectus.)

PAGE 5
To our shareholders

(photo of) William R. Pearce
President of the Fund

(photo of) Terry Fettig
Portfolio manager

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines-whether they're brief or long-lasting, moderate or substantial-are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

(signature of) William R. Pearce

From the portfolio manager

IDS Tax-Free Money Fund's yield fell slightly during the fiscal year (January through December, 1996), tracking a decline in short-term interest rates. The $1 net asset value was unchanged for the past 12 months, providing shareholders with continued stability of principal in addition to a tax-free return.

For the seven-day period ended Dec. 31, 1996, the Fund provided shareholders with an annualized simple yield of 3.36% and an annualized compound yield of 3.41%. These are equal to 4.67% simple and 4.74% compound taxable yields for an investor in the 28-percent federal income-tax bracket.

(Investors should keep in mind that an investment in the Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a stable $1 share price, there is no assurance that it will be able to do so. Investors also should note that, under federal law, some notes issued on the tax-free market are subject to the alternative minimum tax, or AMT. To eliminate any federal income-tax liabilities for investors who may be subject to AMT requirements, the Fund does not own such issues.)

Tax-reform talk, ecomomic growth temporarily upset market

The biggest market news in 1996 centered on political proposals for a flat federal income tax and an economy that showed greater-than-expected growth early in the year. Those factors created considerable volatility among municipal securities before dissipating by the time summer arrived.

PAGE 6
An ongoing factor influencing this Fund is that yields on tax-free securities are seasonally affected by supply and demand factors. Demand typically picks up at the outset of the year, creating lower yields than otherwise might be expected. (When investors' interest in municipal securities is high, municipalities can afford to reduce the amount of interest they must offer on bonds to attract buyers.) By mid-year, the supply of new issues usually increases. This was the case again last year.

Maturity shifts

As for changes to the portfolio, the most notable were shifts in the portfolio's average maturity-varying from the mid-20-day range in June to the 60-day range in July and August, as dictated largely by the seasonal supply and demand factors described above. At year-end, average maturity was about 45 days.

Looking to the current fiscal year, I expect a continuation of moderate economic growth accompanied by a modest increase in the inflation rate. I also expect the Federal Reserve Board to push short-term interest rates somewhat higher. In such a scenario, rates on the short-term, tax-free securities that comprise the portfolio probably would increase slightly. Should that prove true, the Fund's yield would rise accordingly.

(signature of) Terry Fettig

12-month performance
(All figures per share)

Net asset value (NAV)
_________________________________
Dec. 31, 1996            $   1.00
_________________________________
Dec. 31, 1995            $   1.00
_________________________________
Increase                 $     --
_________________________________

Distributions
Jan. 1, 1996 - Dec. 31, 1996
_________________________________
From income              $   0.03
_________________________________
From capital gains       $     --
_________________________________
Total distributions      $   0.03
_________________________________
Total return*                +2.9%
_________________________________

* The total return is a hypothetical
investment in the Fund with all
distributions reinvested.

(This annual report is not part of the prospectus.)

PAGE 7
Making the most of the Fund

Average annual total return
(as of Dec. 31, 1996)

1 year              5 years              10 years

+2.95%              +2.42%               +3.50%

Although there is no guarantee, the Fund will use its best efforts to maintain a constant net asset value of $1 per share.

Your investment and return values may fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices.
Past performance is no guarantee of future results.

The financial statements contained in Post-Effective Amendment #30 to Registration Statement No. 2-66868 filed on or about February
19, 1997 are incorporated herein by reference.

PAGE 8
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

(This annual report is not part of the prospectus.)
PAGE 9
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

(This annual report is not part of the prospectus.)

PAGE 10
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

(This annual report is not part of the prospectus.)
PAGE 11
IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

(This annual report is not part of the prospectus.)

PAGE 12
IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

(This annual report is not part of the prospectus.)

PAGE 13
IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

PAGE 14
Federal income tax information
IDS Tax-Free Money Fund, Inc.
_____________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Tax-Free Money Fund, Inc.
Fiscal year ended Dec. 31, 1996

Exempt-interest dividends -- taxable status explained below.

Payable date                                         Per share

Jan. 25, 1996                                         $0.00231
Feb. 26, 1996                                          0.00251
March 27, 1996                                         0.00226
April 26, 1996                                         0.00240
May 28, 1996                                           0.00263
June 26, 1996                                          0.00224
July 26, 1996                                          0.00218
Aug. 26, 1996                                          0.00253
Sept. 25, 1996                                         0.00244
Oct. 28, 1996                                          0.00272
Nov. 26, 1996                                          0.00243
Dec. 26, 1996                                          0.00249

Total distributions                                   $0.02914

Source of distributions

100% of tax-exempt interest distributions during the year ended
Dec. 31, 1996, were derived exclusively from interest on tax-exempt securities.

Federal taxation

Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

(This annual report is not part of the prospectus.)

PAGE 15
Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 1996 are listed below.

Alabama                                               1.305%
Alaska                                                0.652
Arizona                                               8.452
California                                            2.658
Colorado                                              5.058
Connecticut                                           1.475
Florida                                               2.641
Georgia                                               4.847
Idaho                                                 1.765
Illinois                                              3.120
Indiana                                               4.709
Iowa                                                  1.279
Kentucky                                              0.847
Louisiana                                             0.098
Maine                                                 1.616
Maryland                                              1.935
Massachusetts                                         0.121
Michigan                                              5.028
Minnesota                                             8.205
Mississippi                                           2.319
Missouri                                              0.419
Nebraska                                              0.205
New Jersey                                            0.412
New Mexico                                            0.085
New York                                              4.871
North Carolina                                        3.106
Ohio                                                  2.221
Pennsylvania                                          6.986
South Carolina                                        0.440
Texas                                                12.134
Vermont                                               1.158
Virginia                                              2.894
Washington                                            2.356
Wisconsin                                             2.266
Wyoming                                               2.317

(This annual report is not part of the prospectus.)

PAGE 16
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS Tax-Free Money Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 17
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.